Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

12.Borrowings

As of December 31, 2023 and 2024, the contractual maturities of the borrowings are all within one year.

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

Short-term bank loan	9,950	10,000
Total	9,950	10,000

In February 2023, Beijing Duoke entered into a RMB 9.95 million 359-day short-term borrowing contract with a bank at a fixed borrowing rate of 4.95% and was guaranteed by certain subsidiary of the Group. RMB 9.95 million was scheduled to be paid off on February 15, 2024 according to the borrowing contract.

In February 2024, Beijing Dake entered into a RMB 6.00 million 366-day short-term borrowing contract with a bank at a fixed borrowing rate of 5.20% and was guaranteed by a subsidiary of the Group. RMB 6.00 million was scheduled to be paid off on February 21, 2025 according to the borrowing contract.

In February 2024, Beijing Duoke entered into a RMB 4.00 million 366-day short-term borrowing contract with a bank at a fixed borrowing rate of 4.50% and was guaranteed by a subsidiary of the Group. RMB 4.00 million was scheduled to be paid off on February 21, 2025 according to the borrowing contract.